Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000217028
Shareholder Report [Line Items]
Fund Name	Princeton Adaptive Premium Fund
Class Name	Class A Shares
Trading Symbol	PAPAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.princetonadaptivepremiumfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$90	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%	[1]
AssetsNet	$ 1,463,134
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,463,134
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	0.3%
Money Market Funds	5.2%
U.S. Government & Agencies	94.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.3%
Index Option	-0.0%
Money Market Funds	4.7%
U.S. Treasury Obligations	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.0054%, 11/04/25	10.9%
United States Treasury Bill, 4.0070%, 11/25/25	10.6%
United States Treasury Bill, 3.8972%, 12/02/25	10.6%
United States Treasury Bill, 3.8536%, 12/09/25	8.2%
United States Treasury Bill, 3.8314%, 12/16/25	8.2%
United States Treasury Bill, 3.8759%, 12/23/25	8.2%
United States Treasury Bill, 3.8648%, 12/30/25	8.2%
United States Treasury Bill, 3.8473%, 01/06/26	6.8%
United States Treasury Bill, 3.8511%, 01/20/26	6.8%
United States Treasury Bill, 3.8541%, 01/27/26	6.8%

C000217027
Shareholder Report [Line Items]
Fund Name	Princeton Adaptive Premium Fund
Class Name	Class I Shares
Trading Symbol	PAPIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.princetonadaptivepremiumfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$77	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[2]
AssetsNet	$ 1,463,134
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,463,134
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	0.3%
Money Market Funds	5.2%
U.S. Government & Agencies	94.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.3%
Index Option	-0.0%
Money Market Funds	4.7%
U.S. Treasury Obligations	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.0054%, 11/04/25	10.9%
United States Treasury Bill, 4.0070%, 11/25/25	10.6%
United States Treasury Bill, 3.8972%, 12/02/25	10.6%
United States Treasury Bill, 3.8536%, 12/09/25	8.2%
United States Treasury Bill, 3.8314%, 12/16/25	8.2%
United States Treasury Bill, 3.8759%, 12/23/25	8.2%
United States Treasury Bill, 3.8648%, 12/30/25	8.2%
United States Treasury Bill, 3.8473%, 01/06/26	6.8%
United States Treasury Bill, 3.8511%, 01/20/26	6.8%
United States Treasury Bill, 3.8541%, 01/27/26	6.8%

[1]	Annualized
[2]	Annualized